Cash and cash equivalents (Details)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Cash and cash equivalents
Cash on hand	$ 433		$ 42
Bank balances	23,711,695		17,453,318
Other monetary funds	231
Total	$ 23,712,359	¥ 18,875,770	$ 17,453,360	¥ 14,716,652